Employee benefit expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefit expenses
Wages and salaries	¥ 218,098,000	¥ 198,988,000	¥ 183,193,000
Share-based compensation expenses	0	7,514,000	27,528,000
Expire of convertible note	1,817,000
Pension costs - defined contribution plans	14,657,000	10,616,000	15,651,000
Other staff welfare expenses	4,008,000	4,853,000	7,770,000
Employee benefit expenses	¥ 238,580,000	¥ 221,971,000	¥ 234,142,000